Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Diluted	$ (0.04)	$ 0.04
Diluted	0.00	(0.01)
Diluted	$ (0.04)	$ 0.03
Diluted (in Shares)	81,374,609	80,000,000